Financial Instruments - Summary of Changes in the Fair Value of Level 3 Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - Recurring fair value measurement [member] - Level 3 [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Balance at the beginning of the year	¥ 11,016	¥ 10,966
Total income (losses) recognized in other comprehensive income	7,113	(114)
Sales	(19)
Purchases	2	164
Balance at the end of the year	¥ 18,112	¥ 11,016